Property Plant and Equipment - Summary of Property Plant and Equipment Right of Use Assets (Detail) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	€ 1,666
Additions	154
Disposals	(2)
Depreciation expense	(112)
Effects of changes in foreign exchange rates	9
Net balance, ending	1,981
IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	102
Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,768
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	3,034
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(1,053)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	77
Additions	27
Disposals	0
Depreciation expense	(14)
Effects of changes in foreign exchange rates	1
Net balance, ending	193
Right-of-use assets [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	102
Right-of-use assets [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	179
Right-of-use assets [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	240
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(47)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	217
Additions	14
Depreciation expense	(12)
Effects of changes in foreign exchange rates	2
Net balance, ending	347
Buildings [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	82
Buildings [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	299
Buildings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	492
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(145)
Buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	24
Additions	13
Disposals	0
Depreciation expense	(5)
Effects of changes in foreign exchange rates	1
Net balance, ending	115
Buildings [member] | Right-of-use assets [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	82
Buildings [member] | Right-of-use assets [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	106
Buildings [member] | Right-of-use assets [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	127
Buildings [member] | Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(12)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,227
Additions	40
Disposals	(2)
Depreciation expense	(95)
Effects of changes in foreign exchange rates	6
Net balance, ending	1,378
Machinery and equipment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	17
Machinery and equipment [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,244
Machinery and equipment [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	2,236
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(858)
Machinery and equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	53
Additions	13
Disposals	0
Depreciation expense	(8)
Net balance, ending	75
Machinery and equipment [member] | Right-of-use assets [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	17
Machinery and equipment [member] | Right-of-use assets [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	70
Machinery and equipment [member] | Right-of-use assets [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	109
Machinery and equipment [member] | Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(34)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	10
Additions	1
Depreciation expense	(5)
Net balance, ending	12
Other [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	3
Other [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	13
Other [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	40
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(28)
Other [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1
Disposals	0
Depreciation expense	(1)
Net balance, ending	3
Other [member] | Right-of-use assets [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	3
Other [member] | Right-of-use assets [member] | Restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	3
Other [member] | Right-of-use assets [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	4
Other [member] | Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	€ (1)